Nature of operations	12 Months Ended
Dec. 31, 2020
Disclosure Of General Information About Financial Statements [Abstract]
Nature of operations	Nature of operations
B2Gold Corp. (“B2Gold” or the “Company”) is a Vancouver-based gold producer with three operating mines. The Company operates the Fekola Mine in Mali, the Masbate Mine in the Philippines and the Otjikoto Mine in Namibia. Up until October 14, 2019, the Company operated two additional mines in Nicaragua - El Limon and La Libertad (see Note 7). The Company also has a 50% joint operation interest in the Gramalote Project in Colombia (see Note 7) and an 81% interest in the Kiaka Project in Burkina Faso. In addition, the Company has a portfolio of other evaluation and exploration assets in Mali, Burkina Faso, Namibia, Uzbekistan and Finland.

B2Gold is a public company listed on the Toronto Stock Exchange under the symbol “BTO”, the NYSE American LLC under the symbol “BTG” and the Namibian Stock Exchange under the symbol “B2G”. B2Gold’s head office is located at Suite 3100, Three Bentall Centre, 595 Burrard Street, Vancouver, British Columbia, V7X 1J1.